Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
The following tables present certain financial information for each reportable business segment for the years ended December 31, 2025, 2024, and 2023 and as of December 31, 2025 and 2024. The application and development of management reporting methodologies is a dynamic process and is subject to periodic enhancements. As these enhancements are made, financial results presented by each reportable business segment may be periodically revised. Loan and deposit transfers occur from time to time between reportable business segments primarily to maintain the migration of clients and relationship managers between segments; however, prior period loan and deposit balances and any related net interest income and FTP are not adjusted for transfers.

	Year Ended December 31, 2025
(in thousands)	Wholesale Banking	Community Banking	Consumer Banking	Financial Management Services	Treasury and Corporate Other	Synovus Consolidated
Net interest income (expense)	$739,873	$412,278	$538,451	$87,393	$95,222	$1,873,217
Provision for (reversal of) credit losses	118,717	43,690	21,103	16,063	(130,702)	68,871
Net interest income after provision for credit losses	621,156	368,588	517,348	71,330	225,924	1,804,346
Service charges on deposit accounts	23,464	30,513	44,893	16	1,769	100,655
Fiduciary and asset management fees	—	—	—	84,590	—	84,590
Card fees	10	37,185	26,860	—	18,474	82,529
Brokerage revenue	—	—	—	85,045	—	85,045
Mortgage banking income	—	—	—	15,311	—	15,311
Capital markets income	31,022	6,855	249	409	11,012	49,547
Other non-interest revenue	18,107	4,063	6,670	7,150	82,725	118,715
Total non-interest revenue	72,603	78,616	78,672	192,521	113,980	536,392
Salaries and other personnel expense	100,415	109,527	124,454	127,516	314,432	776,344
Other operating expense(1)(2)	33,340	44,081	72,268	32,688	363,337	545,714
Total non-interest expense	133,755	153,608	196,722	160,204	677,769	1,322,058
Income (loss) before income taxes	$560,004	$293,596	$399,298	$103,647	$(337,865)	$1,018,680

(1) Treasury and Corporate Other includes $41.2 million of the total merger expense of $42.3 million related to the merger with Pinnacle.
(2) Other operating expense for each reportable segment primarily includes:
a.Wholesale Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
b.Community Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
c.Consumer Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
d.Financial Management Services - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, FDIC insurance, and other regulatory fees.

	Year Ended December 31, 2024
(in thousands)	Wholesale Banking	Community Banking	Consumer Banking	Financial Management Services	Treasury and Corporate Other	Synovus Consolidated
Net interest income (expense)	$736,306	$398,382	$544,248	$101,139	$(30,498)	$1,749,577
Provision for (reversal of) credit losses	124,350	40,612	20,689	16,003	(64,969)	136,685
Net interest income after provision for credit losses	611,956	357,770	523,559	85,136	34,471	1,612,892
Service charges on deposit accounts	21,205	28,140	41,187	16	1,099	91,647
Fiduciary and asset management fees	—	—	—	79,828	—	79,828
Card fees	11	31,658	26,782	—	18,469	76,920
Brokerage revenue	—	—	—	84,881	—	84,881
Mortgage banking income	—	—	—	14,060	—	14,060
Capital markets income	24,521	6,843	23	573	12,098	44,058
Other non-interest revenue(1)	11,277	3,212	7,222	7,411	(180,912)	(151,790)
Total non-interest revenue	57,014	69,853	75,214	186,769	(149,246)	239,604
Salaries and other personnel expense	91,170	106,776	119,743	123,858	295,920	737,467
Other operating expense(2)	40,477	49,715	83,022	29,930	306,932	510,076
Total non-interest expense	131,647	156,491	202,765	153,788	602,852	1,247,543
Income (loss) before income taxes	$537,323	$271,132	$396,008	$118,117	$(717,627)	$604,953

(1) Treasury and Corporate Other includes net losses of $256.7 million primarily due to the strategic repositioning of the investment securities portfolio in the second quarter of 2024.
(2) Other operating expense for each reportable segment primarily includes:
a.Wholesale Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
b.Community Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
c.Consumer Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
d.Financial Management Services - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.

	Year Ended December 31, 2023
(in thousands)	Wholesale Banking	Community Banking	Consumer Banking	Financial Management Services	Treasury and Corporate Other	Synovus Consolidated
Net interest income (expense)	$806,399	$429,937	$614,338	$73,906	$(107,925)	$1,816,655
Provision for credit losses	114,886	38,435	19,848	14,386	1,524	189,079
Net interest income after provision for credit losses	691,513	391,502	594,490	59,520	(109,449)	1,627,576
Service charges on deposit accounts	17,774	26,291	45,090	17	924	90,096
Fiduciary and asset management fees	—	—	—	78,077	—	78,077
Card fees	10	24,811	28,122	—	19,414	72,357
Brokerage revenue	—	—	—	90,004	—	90,004
Mortgage banking income	—	—	—	15,157	—	15,157
Capital markets income	22,257	2,863	9	5,934	7,982	39,045
Other non-interest revenue(1)	11,877	15,407	6,650	5,997	(20,657)	19,274
Total non-interest revenue	51,918	69,372	79,871	195,186	7,663	404,010
Salaries and other personnel expense	97,275	100,293	116,607	131,846	282,357	728,378
Other operating expense(2)(3)	65,299	45,533	89,043	34,914	372,257	607,046
Total non-interest expense	162,574	145,826	205,650	166,760	654,614	1,335,424
Income (loss) before income taxes	$580,857	$315,048	$468,711	$87,946	$(756,400)	$696,162

(1) Treasury and Corporate Other includes net losses of $76.7 million primarily due to the strategic repositioning of the investment securities portfolio in the fourth quarter of 2023.
(2) Other operating expense for each reportable segment primarily includes:
a.Wholesale Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, FDIC insurance and other regulatory fees, and a $28.0 million loss on other loans held for sale for the $1.17 billion medical office buildings loans sale.
b.Community Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
c.Consumer Banking - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
d.Financial Management Services - net occupancy, equipment, and software expense, third-party processing and other services, professional fees, and FDIC insurance and other regulatory fees.
(3) Treasury and Corporate Other includes a $51.0 million expense as a result of an FDIC special assessment charge to certain banks to cover losses incurred by the Deposit Insurance Fund (DIF) due to bank failures in the first half of 2023. In addition, a $22.1 million loss on other loans held for sale was recorded in Treasury and Corporate Other for the $421.7 million third-party consumer loans sale in 2023.

	December 31, 2025
(dollars in thousands)	Wholesale Banking	Community Banking	Consumer Banking	Financial Management Services	Treasury and Corporate Other	Synovus Consolidated
Loans, net of deferred fees and costs	$26,377,176	$8,125,471	$2,590,729	$5,187,553	$2,344,698	$44,625,627
Deposits	$15,494,710	$11,112,281	$17,390,710	$1,318,011	$6,008,210	$51,323,922
Full-time equivalent employees	362	547	1,533	547	1,849	4,838

	December 31, 2024
(dollars in thousands)	Wholesale Banking	Community Banking	Consumer Banking	Financial Management Services	Treasury and Corporate Other	Synovus Consolidated
Loans, net of deferred fees and costs	$24,677,119	$7,921,182	$2,776,305	$5,263,474	$1,970,948	$42,609,028
Deposits	$15,207,166	$10,877,394	$18,365,142	$1,109,270	$5,536,387	$51,095,359
Full-time equivalent employees	336	533	1,491	565	1,771	4,696